ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Accounts receivable, net of provision (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES.
Reversal allowance for expected credit losses			$ 702,156
(Reversal of provision)/provision for expected credit losses of accounts receivable	$ (749,688)	$ 398,378
Non-related party
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES.
Accounts receivable		39,382,659		$ 39,500,254
Less: allowance for expected credit losses		(12,364,291)		(13,417,481)
Accounts receivable, net	27,018,368	27,018,368	$ 26,082,773	$ 26,082,773
(Reversal of provision)/provision for expected credit losses of accounts receivable	$ (749,688)	$ 398,378